MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Disclosure of maturity analysis for financial liabilities
The following tables present the contractual maturities of the company’s financial liabilities at December 31, 2019 and 2018.

	Payments Due by Period
AS AT DEC. 31, 2019 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings	$—	$269	$1,597	$5,217	$7,083
Non-recourse borrowings of managed entities	15,563	28,396	34,602	57,731	136,292
Subsidiary equity obligations	188	1,677	745	1,522	4,132
Interest expense[1]
Corporate borrowings	327	629	551	1,714	3,221
Non-recourse borrowings	5,210	8,524	6,641	7,749	28,124
Subsidiary equity obligations	151	261	212	107	731
Lease Obligations[2]	766	1,171	992	11,064	13,993

1.	Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.

2.
The lease obligations as disclosed in the table above include leases that are classified as finance leases, short-term leases, low-value leases and variable lease payments not based on an index or rate, which are immaterial.

	Payments Due by Period
AS AT DEC. 31, 2018 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings	$440	$257	$441	$5,271	$6,409
Non-recourse borrowings of managed entities	11,159	34,055	24,633	41,962	111,809
Subsidiary equity obligations	185	1,417	356	1,918	3,876
Interest expense[1]
Corporate borrowings	278	535	504	1,697	3,014
Non-recourse borrowings	5,126	8,124	5,820	7,324	26,394
Subsidiary equity obligations	151	307	218	209	885

1.	Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates